Share-Based Compensation - Effect of Changes on Calculation of Total Number of Chrysler Group Units Feature One (Detail)	Dec. 31, 2013	Jun. 10, 2009 Conversion Features One [Member]	Jun. 10, 2009 Conversion Features One [Member] Class A Membership Interests [Member]	Jun. 10, 2009 Conversion Features One [Member] Class B Membership Interests [Member]
Capital Unit [Line Items]
Membership Interests authorized, issued and outstanding prior to conversion of Membership Interests			800,000	200,000
Percentage Ownership Interest prior to conversion			80.00%	20.00%
Membership Interests authorized, issued and outstanding after conversion of Membership Interests		1,000,000	1,000,000
Total Chrysler Group Units (Class A * 600)	980,000,000	600,000,000